Related Party Transactions - Additional Information (Detail)						2 Months Ended	3 Months Ended	11 Months Ended
	Jun. 12, 2020 USD ($)	Jun. 08, 2020 USD ($) shares	Jun. 03, 2020 shares	May 20, 2020 shares	Feb. 29, 2020 USD ($) shares	Mar. 31, 2020 shares	Mar. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Jan. 12, 2021 USD ($) shares $ / shares	Jun. 11, 2020 $ / shares	Feb. 06, 2020 USD ($)	Feb. 05, 2020 shares
Related Party Transaction [Line Items]
Payments of offering costs | $								$ 430,701
common stock, shares outstanding | shares						10,350,000	10,350,000
Common stock split conversion ratio		1.2
Share issue price | $ / shares							$ 10.00	$ 10.00		$ 10.00
Repayments of related party notes | $								$ 129,706
Due to related parties, current | $							$ 2,586
Forward purchase agreement, quantity agreed to purchase | shares							5,000,000		2,500,000
Sponsor
Related Party Transaction [Line Items]
Payments of offering costs | $					$ 25,000
Shares issued for services | shares					25,000
common stock, shares outstanding | shares			8,575,000
Debt Instrument, face amount | $											$ 300,000
Repayments of related party notes | $	$ 129,706
Amy Schulman
Related Party Transaction [Line Items]
Number of founder shares transferred | shares				25,000
Thelma Duggin
Related Party Transaction [Line Items]
Number of founder shares transferred | shares			25,000
Working Capital Loans
Related Party Transaction [Line Items]
Threshold on conversion of working capital loan | $							$ 1,500,000	1,500,000
Due to related parties, current | $							2,586	0
Administrative Support Agreement
Related Party Transaction [Line Items]
Related party transaction amounts of transaction | $		$ 10,000
Related party expense for administrative services | $							30,000	70,000
Administrative Support Agreement | Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Due to related parties, current | $							$ 100,000	$ 70,000
HEC Master Fund LP | Forward Purchase Agreement
Related Party Transaction [Line Items]
Forward purchase agreement, quantity agreed to purchase | shares								5,000,000	2,500,000
Forward purchase agreement, purchase price per unit | $ / shares							$ 10.00	$ 10.00	$ 10.00
Forward purchase agreement, purchase obligation | $							$ 50,000,000	$ 50,000,000	$ 25,000,000
Maximum purchase obligation transferred to affiliates | $							$ 2,500,000	$ 2,500,000
Common Class A
Related Party Transaction [Line Items]
common stock, shares outstanding | shares							6,706,415	7,742,528				0
Common Class A | Sponsor
Related Party Transaction [Line Items]
Founder shares, conditions on transfer, threshold consecutive trading days							30 days	30 days
Founder shares, conditions on transfer, threshold number of days from business combination date							150 days	150 days
Common Class A | Sponsor | Minimum
Related Party Transaction [Line Items]
Share issue price | $ / shares							$ 12.00	$ 12.00
Founder shares, conditions on transfer, threshold consecutive trading days							20 days	20 days
Common Class B
Related Party Transaction [Line Items]
Payments of offering costs | $					$ 25,000
Shares issued for services | shares						10,350,000		10,350,000
common stock, shares outstanding | shares		10,350,000					10,350,000	10,350,000
Common stock split description		1:1.2 stock split
Common stock split conversion ratio		1.2
Conversion of stock shares converted | shares		10,350,000
Common Class B | Sponsor
Related Party Transaction [Line Items]
Shares issued for services | shares					8,625,000	8,625,000
common stock, shares outstanding | shares							10,300,000	10,300,000
Common Class B | Director
Related Party Transaction [Line Items]
common stock, shares outstanding | shares							50,000	50,000